Sectorial Charges Payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Sectorial charges due	R$ 61,466	R$ 46,488
Energy Development Account [Member]
IfrsStatementLineItems [Line Items]
Sectorial charges due	56,927	41,122
Global Reversal Reserve [Member]
IfrsStatementLineItems [Line Items]
Sectorial charges due	R$ 4,539	R$ 5,366